Trade and Other Receivables	12 Months Ended
Mar. 31, 2018
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables
20)	TRADE AND OTHER RECEIVABLES

	As at March 31
Particulars	2017	2018
Trade and other receivables, net	29,003	49,204
Due from employees	109	108
Security deposits, net	7,575	6,704
Interest accrued on term deposits	597	2,299
Total	37,284	58,315
Non-current	2,176	1,929
Current	35,108	56,386
Total	37,284	58,315

The trade receivables primarily consist of airline, corporate and retail customers.

Security deposits include amounts paid in advance to suppliers of hotel and other services in order to guarantee the provision of those services.

The management does not consider there to be significant concentration of credit risk relating to trade and other receivables.

The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables is disclosed in note 5 and 35.